Notes Payable	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Notes to Financial Statements
Notes Payable

9.         Notes Payable

In connection with the investment of Green Light District Holdings, Inc. (“GLDH”) on 29 November 2018, the Company issued a promissory note in the amount of $4,000,000 to Australis Capital Inc. (“Australis”) (Notes 15 and 18). The promissory note bears interest at a rate of 15% per annum, is secured by the assets of the Company, matures in two years and requires semi-annual interest payments unless the Company elects to accrue the interest by adding it to the principal amount. The Company issued 1,105,083 common shares of the Company as a finance fee to Australis valued at $822,494 (Note 11). During the year ended 31 July 2019, the Company repaid the note in full. The Company also paid a prepayment penalty of $200,000 for repaying the note prior to the maturity date.

During the three and six months ended 31 January 2020, the Company accrued interest and accretion expense of $Nil  (2019 - $176,090) and $Nil  (2019 - $176,090), respectively.

9.	Notes Payable

In connection with the Acquisition of NMG, on 14 November 2017, the Company issued promissory notes totaling $2,175,000 to NMG Members (Note 14). As these promissory notes are non-interest bearing, they were discounted to a present value of $1,887,863 at a rate of 12%. These promissory notes are non-interest bearing, secured by the assets of the Company, and due the earlier of 14 February 2019 or within 30 days from the date of the Company completes a financing of at least $500,000. Any unpaid amounts at maturity will bear interest at a rate of 10% per annum. At 31 July 2018, the promissory notes were accreted to their face value as it was estimated that repayment would occur imminently due to the Company’s fund raising initiatives. On 12 November 2018 the notes were amended such that $1,175,000 was repaid and the balance of $1,000,000 would be due on 14 February 2019. As the balance was not repaid on 14 February 2019, interest commenced accruing at 8% per annum and the principal plus interest is to be repaid on the earlier of i) 12 months from due date or ii) within 10 business days of closing a financing greater than $5,000,000. During the year ended 31 July 2019, because the Company completed a financing of more than $500,000, the Company accrued interest expense of $24,443 (2018 - $277,219) and repaid the note in full.

In connection with the investment of Green Light District Holdings, Inc. (“GLDH”) on 29 November 2018, the Company issued a promissory note in the amount of $4,000,000 to Australis Capital Inc. (“Australis”) (Notes 15 and 18). The promissory note bears interest at a rate of 15% per annum, is secured by the assets of the Company, matures in two years and requires semi-annual interest payments unless the Company elects to accrue the interest by adding it to the principal amount. The Company issued 1,105,083 common shares of the Company as a finance fee to Australis valued at $822,494 (Note 11). During the year ended 31 July 2019, the Company accrued interest and accretion expense of $1,118,051 (2018 - $Nil) and repaid the note in full. The Company also paid a prepayment penalty of $200,000 for repaying the note prior to the maturity date.

	31 July 2019	31 July 2018

Balance, beginning	$2,175,000	$—
Issuance of promissory notes	4,000,000	1,887,863
Deferred finance costs	(822,494)	—
Repayment of promissory notes	(6,695,000)	—
Early repayment penalty	200,000	—
Interest and accretion expense	1,142,494	277,219
Foreign exchange adjustment	—	9,918

Balance, ending	$—	$2,175,000